Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	FEDERATED INVESTMENT SERIES FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000889388
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

CLASS A SHARES | Federated Bond Fund

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

CLASS A SHARES (TICKER FDBAX)

SUPPLEMENT TO STATUTORY AND SUMMARY PROSPECTUSES DATED JANUARY 31, 2011

The Federated Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Strategic Yield Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Strategic Yield Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, ("Acquired Fund Shareholders") in complete liquidation and termination of Strategic Yield Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to May 31, 2012, with respect to the Class A Shares of the Fund only."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INVESTMENT SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
CLASS A SHARES | Federated Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000889388_SupplementTextBlock

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

CLASS A SHARES (TICKER FDBAX)

SUPPLEMENT TO STATUTORY AND SUMMARY PROSPECTUSES DATED JANUARY 31, 2011

The Federated Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Strategic Yield Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Strategic Yield Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, ("Acquired Fund Shareholders") in complete liquidation and termination of Strategic Yield Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to May 31, 2012, with respect to the Class A Shares of the Fund only."

May 16, 2011

INSTITUTIONAL SHARES | Federated Bond Fund

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO STATUTORY AND SUMMARY PROSPECTUSES DATED
JANUARY 31, 2011

The Federated Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Strategic Yield Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Strategic Yield Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, ("Acquired Fund Shareholders") in complete liquidation and termination of Strategic Yield Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to May 31, 2012, with respect to the Institutional Shares of the Fund."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INVESTMENT SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
INSTITUTIONAL SHARES | Federated Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000889388_SupplementTextBlock

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO STATUTORY AND SUMMARY PROSPECTUSES DATED
JANUARY 31, 2011

The Federated Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Strategic Yield Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Strategic Yield Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, ("Acquired Fund Shareholders") in complete liquidation and termination of Strategic Yield Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to May 31, 2012, with respect to the Institutional Shares of the Fund."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011